Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2060 Portfolio	Apr. 30, 2025
VIP Freedom 2060 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.72%
Past 5 years	9.23%
Since Inception	10.13%	[1]
VIP Freedom 2060 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	13.53%
Past 5 years	9.08%
Since Inception	9.97%	[1]
VIP Freedom 2060 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.89%
Past 5 years	9.35%
Since Inception	10.25%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	15.07%
IXWG2
Average Annual Return:
Past 1 year	14.43%
Past 5 years	8.78%
Since Inception	9.57%

[1]	AFrom April 11, 2019.